Balance Sheets - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 0	$ 0	$ 0
Restricted cash	157	181	756
Accounts and other receivables, net	197	292	346
Accounts receivable—affiliate	83	104	113
Advances to affiliate	98	133	210
Inventory	100	103	87
Derivative assets	14	17	6
Prepaid expenses	38	29
Tax receivables	39	1
Other current assets	19	6
Other current assets		36	18
Other current assets—affiliate	21	22	21
Total current assets	766	888	1,557
Property, plant and equipment, net	14,183	13,861	13,209
Debt issuance costs, net	10	6	12
Non-current derivative assets	30	32	31
Other non-current assets, net	159	165	158
Total assets	15,148	14,952	14,967
Current liabilities
Accounts payable	13	38	11
Accrued liabilities	430	629	768
Accrued liabilities—related party	2	0
Due to affiliates	46	49	48
Deferred revenue	157	132	91
Derivative liabilities	31	9	66
Total current liabilities	679	857	984
Long-term debt, net	13,514	13,524	13,500
Non-current derivative liabilities	25	16	14
Other non-current liabilities	8	5	3
Other non-current liabilities—affiliate	15	16	0
Commitments and contingencies (see Note 14)
Member's equity	907	534	466
Total liabilities and member's equity	$ 15,148	$ 14,952	$ 14,967